Interest and Finance Costs	12 Months Ended
Dec. 31, 2012
Interest and Finance Costs [Abstract]
Interest and Finance Costs

14.       Interest and Finance Costs

The amounts in the accompanying consolidated statements of income are analyzed as follows:

	2012	2011	2010
Interest expense	$7,021	$4,494	$4,642
Amortization of financing costs	379	278	263
Commitment fees and other costs	218	152	308
Total	$7,618	$4,924	$5,213